UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

July 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.7%
Alabama — 3.8%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$4,880,000	$5,339,306
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	1,750,000	1,887,707	(a)
Convertible CAB	0.000%	10/1/50	20,000,000	11,733,200	(b)
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,326,295
Total Alabama				28,286,508
Arizona — 1.7%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	1,000,000	1,002,160
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,106,240
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,435,200
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,324,960
Total Arizona				12,868,560
California — 10.9%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,590,000	1,724,498
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,621,755
California EFA Revenue:
College and University Financing Program	5.000%	2/1/15	1,355,000	1,375,068
College and University Financing Program	5.000%	2/1/15	315,000	322,620	(c)
California School Finance Authority, School Facilities Revenue:
KIPP LA Projects	5.000%	7/1/34	600,000	611,244
KIPP LA Projects	5.125%	7/1/44	750,000	761,903
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	7,706,625	(d)(e)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	3,957,240
Various Capital Projects	5.125%	10/1/31	2,000,000	2,237,620
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,250,157
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,246,425
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,935,955
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,979,360
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	3,106,019
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,226,722
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,278,950

See Notes to Financial Statements.

34	Municipal High Income Portfolio 2014 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	$26,500,000	$36,279,825
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,249,912
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,391,550
Total California				82,263,448
Colorado — 4.3%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,637,966
Colorado Health Facilities Authority Revenue, Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,035,760
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	22,915,900
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,684,520
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,022,460	(f)
Total Colorado				32,296,606
Delaware — 1.4%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,512,820
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,017,280
Total Delaware				10,530,100
District of Columbia — 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,207,596
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,255,825
KIPP Charter School	6.000%	7/1/33	1,000,000	1,148,560
KIPP Charter School	6.000%	7/1/43	1,450,000	1,634,150
Total District of Columbia				6,246,131
Florida — 2.7%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	665,000	665,126
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	1,000,540	(d)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,516,100	(d)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,200,000	1,167,312	(d)(e)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,780,800
Sinai Residences Boca Raton Project, Entrance Fee	6.000%	6/1/21	1,350,000	1,437,547
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,739,147
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	535,500	(g)

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Annual Report	35

Schedule of investments (cont’d)

July 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	$5,000,000	$5,510,750	(e)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,141,690	(e)
Total Florida				20,494,512
Georgia — 1.7%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,209,041
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	963,070
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	2,701,600
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,812,920
Total Georgia				12,686,631
Hawaii — 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,177,680
Illinois — 3.2%
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,129,895
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,252,762	(d)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	3,322,450	(h)
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	7,858,677	(h)
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	2,995,770
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,626,700
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,649,969
Total Illinois				23,836,223
Indiana — 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,938,800
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,095,090	(d)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,535,842	(f)
Total Indiana				13,569,732
Iowa — 2.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	4,200,000	4,417,812
Iowa Fertilizer Co. Project	5.250%	12/1/25	12,215,000	12,876,931
Total Iowa				17,294,743

See Notes to Financial Statements.

36	Municipal High Income Portfolio 2014 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 2.1%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	$11,500,000	$12,905,300
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,553,925
Total Kentucky				15,459,225
Louisiana — 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	348,750
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	658,296
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,578,272
Total Louisiana				2,585,318
Maryland — 6.5%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,042,800	(f)
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,434,250
Transportation Facilities Project	5.750%	6/1/35	21,625,000	22,668,406
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,259,600
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,130,040
Total Maryland				48,535,096
Massachusetts — 4.0%
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,680,920
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,370,200
Suffolk University	5.750%	7/1/39	13,740,000	14,902,679	(f)
Total Massachusetts				29,953,799
Michigan — 3.4%
Detroit, MI, Water Supply System Revenue:
Senior Lien	5.250%	7/1/41	5,000,000	4,971,200
Senior Lien, NATL	5.000%	7/1/34	1,000,000	996,210
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	11,197,300
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,008,860
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,010,680
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,161,760	(f)

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Annual Report	37

Schedule of investments (cont’d)

July 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Saline, MI, EDC. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	$1,235,000	$1,248,190
Total Michigan				25,594,200
Missouri — 1.4%
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,271,840
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,563,019
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,089,380
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,691,731
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,178,230
Total Missouri				10,794,200
New Jersey — 6.8%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,196,080	(d)
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	407,264
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,388,240	(d)
Refunding	6.875%	1/1/37	11,000,000	11,180,290	(d)
Refunding, Gloucester Marine Project	6.625%	1/1/37	1,485,000	1,510,007
School Facilities Construction	1.660%	3/1/28	17,500,000	17,240,825	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,798,960	(d)
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	7,000,000	7,761,110	(d)
Total New Jersey				51,482,776
New Mexico — 0.3%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,340,000	1,276,310
COP, Jail Project Revenue	6.000%	4/1/23	500,000	442,615
COP, Jail Project Revenue	6.000%	4/1/28	500,000	397,665
Total New Mexico				2,116,590
New York — 5.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	21,870,000	24,345,903
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,484,175
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	2,395,000	1,724,400	(h)

See Notes to Financial Statements.

38	Municipal High Income Portfolio 2014 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	$1,720,000	$1,711,383
Special Needs Facilities Pooled Program	8.125%	7/1/19	210,000	210,804
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,096,130
Total New York				38,572,795
Ohio — 1.8%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence — GEAC, LLC	6.125%	5/1/26	500,000	499,945
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,240,000	2,243,069
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,390,250
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,589,750
Total Ohio				13,723,014
Oklahoma — 1.2%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,096,950
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,659,820
Total Oklahoma				8,756,770
Pennsylvania — 2.9%
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	1,386,780	(g)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,291,760
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,539,749
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,432,950
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,038,420	(d)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,924,690
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	650,043
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,609,340	(e)
Total Pennsylvania				21,873,732
Puerto Rico — 1.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	11,250,000	7,889,175
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	5,836,440
Total Puerto Rico				13,725,615

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Annual Report	39

Schedule of investments (cont’d)

July 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	$980,000	$490,000
South Carolina — 0.3%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,054,880	(f)
Tennessee — 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,007,700
Texas — 18.6%
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,777,350
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	923,412
Capital Appreciation	0.000%	1/1/38	2,000,000	585,220
Capital Appreciation	0.000%	1/1/40	2,200,000	572,462
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,293,298
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,491,800
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible Cabs	0.000%	10/1/35	4,000,000	2,873,520	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,015,280	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.960%	6/1/22	5,635,000	5,658,723	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,860,370
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,671,248	(d)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	7,280,130	(d)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,573,900	(d)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	890,000	901,472
New Hope Cultural Education Facilities Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Proect	5.000%	4/1/46	500,000	530,640
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing, Tarleton State University Project	5.000%	4/1/46	3,000,000	3,109,110
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,123,600
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,306,460
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,999,409

See Notes to Financial Statements.

40	Municipal High Income Portfolio 2014 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	$1,000,000	$1,053,970
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,088,160
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,300,000	(g)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,900,750
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	32,872,280
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,672,334
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,529,880
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,120,380
Uplift Education	5.875%	12/1/36	1,000,000	1,084,940
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	527,273
Total Texas				139,697,371
U.S. Virgin Islands — 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,181,750
Virginia — 1.8%
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,270,000	2,313,765	(d)
Residential Rental Mayfair Project	7.500%	10/1/39	2,275,000	2,323,958	(d)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,797,275
Total Virginia				13,434,998
Wisconsin — 0.3%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,124,160
Total Investments before Short-Term Investments (Cost — $667,350,551)				719,714,863
Short-Term Investments — 3.3%
California — 0.2%
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.070%	3/15/32	400,000	400,000	(d)(i)(j)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.040%	7/1/30	900,000	900,000	(i)(j)
Total California				1,300,000

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Annual Report	41

Schedule of investments (cont’d)

July 31, 2014

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 0.1%
Colorado Educational & Cultural Facilities Authority Revenue, Four Community Hillel House, National Jewish Federation, LOC-JPMorgan Chase	0.080%	5/1/38	$1,050,000	$1,050,000	(i)(j)
Florida — 0.2%
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.110%	8/1/18	1,000,000	1,000,000	(d)(i)(j)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.050%	1/15/27	300,000	300,000	(i)(j)
Total Florida				1,300,000
Indiana — 0.3%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.080%	2/1/37	2,300,000	2,300,000	(i)(j)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.050%	7/1/46	1,000,000	1,000,000	(i)(j)
Minnesota — 0.1%
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.050%	8/15/32	500,000	500,000	(i)(j)
Mississippi — 0.0%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron U.S.A. Inc.	0.050%	11/1/35	200,000	200,000	(i)(j)
Nevada — 0.1%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	800,000	800,000	(i)(j)
New York — 1.5%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.230%	4/1/35	1,500,000	1,500,000	(i)(j)
SPA-Dexia Credit Local	0.200%	8/1/28	1,300,000	1,300,000	(i)(j)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.050%	5/1/18	1,000,000	1,000,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	1,800,000	1,800,000	(i)(j)
SPA-Dexia Credit Local	0.200%	6/15/32	1,100,000	1,100,000	(i)(j)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	1,900,000	1,900,000	(i)(j)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	1,600,000	1,600,000	(i)(j)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	1,200,000	1,200,000	(i)(j)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	100,000	100,000	(i)(j)
Total New York				11,500,000

See Notes to Financial Statements.

42	Municipal High Income Portfolio 2014 Annual Report

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 0.5%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.050%	6/1/33	$500,000	$500,000	(i)(j)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.050%	2/1/34	3,000,000	3,000,000	(i)(j)
Total North Carolina				3,500,000
Pennsylvania — 0.2%
Mercer County, PA, GO	0.090%	10/1/31	100,000	100,000	(i)(j)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.050%	12/1/34	1,105,000	1,105,000	(i)(j)
Total Pennsylvania				1,205,000
Total Short-Term Investments (Cost — $24,655,000)				24,655,000
Total Investments — 99.0% (Cost — $692,005,551#)				744,369,863
Other Assets in Excess of Liabilities — 1.0%				7,401,346
Total Net Assets — 100.0%				$751,771,209

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The coupon payment on these securities is currently in default as of July 31, 2014.

(h)	Illiquid security (unaudited).

(i)	Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is $691,551,385.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Annual Report	43

Schedule of investments (cont’d)

July 31, 2014

Municipal High Income Portfolio

EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings table (unaudited)*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	0.7%
AA/Aa	2.5
A	21.1
BBB/Baa	49.4
BB/Ba	7.1
B/B	4.9
A-1/VMIG 1	3.3
NR	11.0
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Portfolio will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Financial Statements.

44	Municipal High Income Portfolio 2014 Annual Report

Statement of assets and liabilities

July 31, 2014

Assets:
Investments, at value (Cost — $692,005,551)	$744,369,863
Cash	28,786
Interest receivable	7,437,190
Receivable from broker — variation margin on open futures contracts	24,563
Total Assets	751,860,402

Liabilities:
Accrued expenses	89,193
Total Liabilities	89,193
Total Net Assets	$751,771,209

Represented by:
Paid-in-capital	$751,771,209

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Annual Report	45

Statement of operations

For the Year Ended July 31, 2014

Investment Income:
Interest	$41,628,003

Expenses:
Fund accounting fees	63,944
Audit and tax fees	47,851
Legal fees	45,551
Trustees’ fees	14,248
Custody fees	4,961
Offering costs	1,303
Miscellaneous expenses	4,958
Total Expenses	182,816
Net Investment Income	41,445,187

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(31,401,956)
Futures contracts	(1,363,899)
Net Realized Loss	(32,765,855)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	47,054,533
Futures contracts	(368,062)
Change in Net Unrealized Appreciation (Depreciation)	46,686,471
Net Gain on Investments and Futures Contracts	13,920,616
Increase in Net Assets from Operations	$55,365,803

See Notes to Financial Statements.

46	Municipal High Income Portfolio 2014 Annual Report

Statements of changes in net assets

For the Year Ended July 31, 2014 and the Period Ended July 31, 2013	2014	2013[1]

Operations:
Net investment income	$41,445,187	$34,537,040
Net realized gain (loss)	(32,765,855)	16,373,699
Change in net unrealized appreciation (depreciation)	46,686,471	5,309,778
Increase in Net Assets From Operations	55,365,803	56,220,517

Capital Transactions:
Proceeds from contributions	77,789,231	1,033,683,543
Value of withdrawals	(270,597,460)	(200,690,425)
Increase (Decrease) in Net Assets From Capital Transactions	(192,808,229)	832,993,118
Increase (Decrease) in Net Assets	(137,442,426)	889,213,635

Net Assets:
Beginning of year	889,213,635	—
End of year	$751,771,209	$889,213,635

[1]	For the period November 29, 2012 (inception date) to July 31, 2013.

See Notes to Financial Statements.

Municipal High Income Portfolio 2014 Annual Report	47

Financial highlights

For the years ended July 31, unless otherwise noted:
	2014	2013[1]

Net assets, end of year (millions)	$752	$889
Total return[2]	8.12%	(1.50)%

Ratios to average net assets:
Gross expenses	0.02%	0.03%[3]
Net expenses[4]	0.02	0.03 [3]
Net investment income	5.44	4.94 [3]

Portfolio turnover rate	12%	33%

[1]	For the period November 29, 2012 (inception date) to July 31, 2013.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

48	Municipal High Income Portfolio 2014 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At July 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Municipal High Income Portfolio 2014 Annual Report	49

Notes to financial statements (cont’d)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

50	Municipal High Income Portfolio 2014 Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$719,714,863	—	$719,714,863
Short-term investments†	—	24,655,000	—	24,655,000
Total investments	—	$744,369,863	—	$744,369,863

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$368,062	—	—	$368,062

†	See Schedule of Investments for additional detailed categorizations.

(b) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(c) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Municipal High Income Portfolio 2014 Annual Report	51

Notes to financial statements (cont’d)

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended July 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$88,811,980
Sales	251,462,254

52	Municipal High Income Portfolio 2014 Annual Report

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$68,975,056
Gross unrealized depreciation	(16,156,578)
Net unrealized appreciation	$52,818,478

At July 31, 2014, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	262	9/14	$35,632,375	$36,000,437	$(368,062)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2014.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$368,062

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended July 31, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(1,363,899)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(368,062)

Municipal High Income Portfolio 2014 Annual Report	53

Notes to financial statements (cont’d)

During the year ended July 31, 2014, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$23,229,683

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at July 31, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$24,563	—	$24,563

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

54	Municipal High Income Portfolio 2014 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Municipal High Income Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from November 29, 2012 (inception date) to July 31, 2013, and the financial highlights for the year then ended and for the period from November 29, 2012 (inception date) to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal High Income Portfolio as of July 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the year then ended and for the period from November 29, 2012 (inception date) to July 31, 2013, and the financial highlights for the year then ended and for the period from November 29, 2012 (inception date) to July 31, 2013, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 16, 2014

Municipal High Income Portfolio 2014 Annual Report	55

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 26 through 32 of this report.

56	Municipal High Income Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2013 and July 31, 2014 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2013 and $42,000 in 2014.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2013 and $0 in 2014.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2013 and $5,400 in 2014. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee July implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2013 and 2014; Tax Fees were 100% and 100% for 2013 and 2014; and Other Fees were 100% and 100% for 2013 and 2014.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2014.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
Jane F. Dasher
Mark T. Finn
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: September 22, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: September 22, 2014